AlphaCentric Income Opportunities Fund

AlphaCentric LifeSci Healthcare Fund

AlphaCentric SWBC Municipal Opportunities Fund

AlphaCentric Premium Opportunity Fund

AlphaCentric Robotics and Automation Fund

AlphaCentric Symmetry Strategy Fund

Each a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for AlphaCentric Income Opportunities Fund, AlphaCentric LifeSci Healthcare Fund, AlphaCentric SWBC Municipal Opportunities Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Robotics and Automation Fund and AlphaCentric Symmetry Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on December 10, 2021, (SEC Accession No. 0001580642-21-005791).